CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 26,504	$ 20,357
Accounts receivable	89,201	69,790
Other current assets	3,517	4,959
Total current assets	119,222	95,106
Property, plant and equipment, net	1,414,350	1,256,314
Intangible assets, net	477,734	505,844
Goodwill	265,062	319,261
Other noncurrent assets	17,353	14,618
Total assets	2,293,721	2,191,143
Current liabilities:
Trade accounts payable	24,855	38,507
Due to affiliate	2,711	653
Deferred revenue	2,377	1,555
Ad valorem taxes payable	9,118	8,375
Accrued interest	18,858	12,144
Other current liabilities	13,550	14,393
Total current liabilities	71,469	75,627
Long-term debt	808,000	586,000
Noncurrent liability, net	5,577	6,374
Deferred revenue	55,239	29,683
Other noncurrent liabilities	1,715	372
Total liabilities	$ 942,000	$ 698,056
Commitments and contingencies
Common limited partner capital (34,427 units issued and outstanding at December 31, 2014 and 29,080 units issued and outstanding at December 31, 2013)	$ 649,060	$ 566,532
Subordinated limited partner capital (24,410 units issued and outstanding at December 31, 2014 and 2013)	293,153	379,287
General partner interests (1,201 units issued and outstanding at December 31, 2014 and 1,091 units issued and outstanding at December 31, 2013)	24,676	23,324
Summit Investments' equity in contributed subsidiaries	384,832	523,944
Total partners' capital	1,351,721	1,493,087
Total liabilities and partners' capital	$ 2,293,721	$ 2,191,143